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February 19, 2025	Deborah Bielicke Eades
Shareholder
via EDGAR Transmission	+1 312 609 7661
deades@vedderprice.com
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)
File No. 811-23997

To the Commission:

On behalf of the Registrant, electronically transmitted herewith for filing pursuant to Rule 488 under the Securities Act of 1933 is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of the Registrant’s series, Tortoise North American Pipeline Fund and Tortoise Global Water Fund, in connection with the reorganizations of Tortoise American Pipeline Fund and Tortoise Global Water ESG Fund, each a series of Managed Portfolio Series, into Tortoise North American Pipeline Fund and Tortoise Global Water Fund, respectively.

The Registrant is filing additional Registration Statements on Form N-14 in connection with the issuance of shares of the Registrant’s series, Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Fund (together with Tortoise North American Pipeline Fund and Tortoise Global Water Fund, the “New Funds”), in connection with the reorganizations of Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Infrastructure and Income Fund, each a series of Managed Portfolio Series, into Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Fund, respectively.

The Registrant has filed Post-Effective Amendments to its Registration Statement on Form N-1A (each, an “N-1A Amendment”) to register the New Funds as new series of the Registrant. With respect to each New Fund, to the extent the applicable N-1A Amendment and the applicable Form N-14 Registration Statement require disclosure of the same information, the disclosures set forth in the N-1A Amendment are substantially identical to those in the corresponding Form N-14 Registration Statement.

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have any questions or comments.

Very truly yours,

/s/ Deborah B. Eades
Deborah B. Eades
Shareholder

cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.

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